NOTE 14. PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2021
NOTE 14. PLANT AND EQUIPMENT

NOTE 14. PLANT AND EQUIPMENT

Consolidated
Leasehold Improvements A$	Fixtures and Equipment A$	Machinery A$	Total A$

As of December 31, 2019
Cost	826,997	2,888,508	-	3,715,505
Accumulated depreciation	(743,048)	(2,243,340)	-	(2,986,388)
Carrying amount as of December 31, 2019	83,949	645,168	-	729,117

Year ended December 31, 2020
Opening carrying amount	83,949	645,168	-	729,117
Additions	2,064	7,899	7,224,551	7,234,514
Disposals	(80,581)	(203,788)	-	(284,369)
Depreciation expenses	(10,385)	(172,979)	(179,144)	(362,508)
Exchange difference	4,953	(13,674)	9,645	924
Closing carrying amount as of December 31, 2020	-	262,626	7,055,052	7,317,678

As of December 31, 2020
Cost	-	710,621	7,224,551	7,935,172
Accumulated depreciation	-	(447,995)	(169,499)	(617,494)
Carrying amount as of December 31, 2020	-	262,626	7,055,052	7,317,678

Year ended December 31, 2021
Opening carrying amount	-	262,626	7,055,052	7,317,678
Additions	42,392	28,717	-	71,109
Disposals	-	(164,829)	-	(164,829)
Depreciation expenses	(18,978)	(118,143)	(1,049,125)	(1,186,246)
Exchange difference	(452)	14,341	390,133	404,022
Closing carrying amount as of December 31, 2021	22,962	22,712	6,396,060	6,441,734

As of December 31, 2021
Cost	42,392	199,798	7,655,465	7,897,655
Accumulated depreciation	(19,430)	(177,086)	(1,259,405)	(1,455,921)
Carrying amount as of December 31, 2021	22,962	22,712	6,396,060	6,441,734